Other Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Income taxes	$ 102	$ 99
Pension and other employee related	$ 20	$ 21
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total other liabilities	Total other liabilities
Long-term lease liability (Note 13)	$ 36	$ 36
Advanced discounts from suppliers	5	6
Product warranties and performance guarantees – long-term (Note 20)	10	10
Environmental remediation – long term	14	14
Long-term accounts payable	8	8
Other	13	11
Total other liabilities	$ 208	$ 205